Business combinations - Summary of Cash flows arising from the Acquisition (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Optima [Member]
Disclosure Of Cash flows Arising From The Acquisition LineItems [Line Items]
Cash consideration paid for acquisition of subsidiary		€ (11,334)
Cash acquired with the subsidiary		2,417
Included in cash flows from investing activities		(8,917)
Transaction costs of the acquisition (included in cash flows from operating activities)		(615)
Net cashflow on acquisition of subsidiary		€ (9,532)
Fresh Eight Limited [Member]
Disclosure Of Cash flows Arising From The Acquisition LineItems [Line Items]
Cash consideration paid for acquisition of subsidiary	€ (12,063)
Cash acquired with the subsidiary	152
Included in cash flows from investing activities	(11,911)
Transaction costs of the acquisition (included in cash flows from operating activities)	(439)
Net cashflow on acquisition of subsidiary	(12,350)
Interact Sport Pty Ltd [Member]
Disclosure Of Cash flows Arising From The Acquisition LineItems [Line Items]
Cash consideration paid for acquisition of subsidiary	(4,671)
Cash acquired with the subsidiary	107
Included in cash flows from investing activities	(4,564)
Transaction costs of the acquisition (included in cash flows from operating activities)	(154)
Net cashflow on acquisition of subsidiary	(4,718)
Atrium Sports Inc [Member]
Disclosure Of Cash flows Arising From The Acquisition LineItems [Line Items]
Cash consideration paid for acquisition of subsidiary	(183,043)
Cash acquired with the subsidiary	1,087
Included in cash flows from investing activities	(181,956)
Transaction costs of the acquisition (included in cash flows from operating activities)	(3,900)
Net cashflow on acquisition of subsidiary	€ (185,856)